Lease liabilities - Amounts recognised in statement of cashflows (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Cash outflow from operating activities
Payment for interest on lease liabilities	$ 41
Cash outflow from financing activities
Payment for lease liabilities	29
Total cash outflow for leases	$ 70